PREPAID AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2012
PREPAID AND OTHER CURRENT ASSETS, NET
PREPAID AND OTHER CURRENT ASSETS, NET

5. PREPAID AND OTHER CURRENT ASSETS, NET

Prepaid and other current assets consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Deposits for acquisition (Note i)	76,707	21,998
Current portion of prepaid advertising expense	72,080	12,755
Prepayment for new training center project (Note iii)	65,609	—
Receivables arising from the termination of arrangements	54,000	12,037
Amount due from Xihua Group (Note i & ii)	44,061	75,100
Value added tax refundable	45,800	34,879
Rental deposits	24,265	28,456
Receivables resulting from disposals (Note 24 (a))	35,000	14,000
Receivable from Zhenjiang operating rights (Note iv)	35,000	35,000
Prepaid rental fees	28,433	30,566
Prepayment for cooperative rights to cooperating universities	2,596	177
Staff advances	8,891	8,940
Prepaid professional services fees	8,475	1,902
Due from owners	—	4,299
Others	56,534	59,182
Total before allowance for doubtful accounts	557,451	339,291
Less: allowance for doubtful accounts (Note v)	—	(7,700)
Total	557,451	331,591

Allowance for doubtful accounts:

	As of December 31,
	2011	2012
	RMB	RMB

Balance at beginning of year	—	—
Addition	—	(255,643)
Written off	—	247,943
Balance at end of year	—	(7,700)

Written off for the year ended December 31, 2012

	As of December 31,
	2011	2012
	RMB	RMB

Arising from Subsequent Receivable Transfer Agreements (Note i)	—
Deposits for acquisition	—	33,800
Receivables arising from the termination of arrangements	—	16,000
Amount due from Xihua Group	—	76,880
Other deemed not recoverable
Deposits for acquisition	—	23,701
Amount due from Xihua Group (Note ii)	—	46,829
Due from former owners		27,056
Others	—	23,677
Total	—	247,943

(Note i) Due to uncollectable deposits for terminated contracts and worse financial position of debtors, in March 2013, the Group entered into a Receivable Transfer Agreement to Suzhou Qingrun Guarantee Company Ltd (“Suzhou Qingrun”) to transfer certain receivable amounting to RMB 164,680, in which RMB 161,180 and RMB 3,500 are related to Prepaid and other current assets and Other non-current assets; respectively. The total consideration was RMB 35,000. Table below summarizes the amount of receivable transferred and consideration allocated based on management’s estimation on the recoverability. As a result, the excess portion of consideration amounting of RMB 126,680 and RMB 3,000 was written off for prepaid and other current assets and other non-current assets, respectively.

	As of December 31, 2012
	Amount transferred	Consideration allocated
	RMB	RMB

Prepaid and other current assets
Deposits for acquisition	40,000	6,200
Receivables arising from the termination of arrangements	19,000	3,000
Amount due from Xihua Group	102,180	25,300
Other non-current assets	3,500	500
Total	164,680	35,000

(Note ii) As of December 31, 2012, the original amounts due from Xihua Group was RMB 198,809, among which RMB 102,180 has been subsequently transferred (see Note (i)) with consideration allocated of RMB 25,300. As of December 31, 2012, the payable balance recorded by a subsidiary prior to its acquisition by the Group with indemnity by Xihua Group amounted to RMB 49,800, therefore, no provision was made for the indemnity. As a result, the total recoverable receivable is RMB 75,100, and the remaining balance was deemed not recoverable and was fully written off as of December 31, 2012.

(Note iii) The balance includes prepayment for the training center project in Tianjin of RMB 65,609, which was fully reclassified to other non-current assets (See Note 10 iii) based on management’s evaluation of the collectability for an extended period of time.

(Note iv) The balance represented the prepaid operating rights mostly to the Zhenjiang Foreign Language School. The Group started a negotiation of returning the operating right back to the original owner, Zhenjiang Education Investment Center in the third quarter of 2011. As result, the prepaid operating right has been reclassified as receivable since then. As of December 31, 2011 and 2012, the payable balance to Zhenjiang Foreign Language School amounted to RMB 34,603 and RMB 36,770, respectively; therefore, no provision was made.

(Note v) Allowance for doubtful accounts as of December 31, 2012 was mostly related to deposit for establishing schools of Guangzhou ZS Career Enhancement due to broken relationship with former owner.